LONG-TERM DEBT, NET (MRM Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Apr. 29, 2020	Jun. 29, 2015	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)	May 07, 2020 USD ($)	May 07, 2020 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings			$ 7,180,185	$ 7,499,771
Amount available for future drawdown			$ 2,075,674
MRM Credit Facilities, due 2026 [Member] | Senior Secured Credit Facilities [Member]
Long-Term Debt [Line Items]
Debt instrument, interest rate, effective percentage			5.35%	6.15%		5.35%
Credit facility, bank collateral							$ 274	$ 2,130
Interest rate margin per annum added to applicable variable rate	1.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Hong Kong Interbank Offered Rate HIBOR [Member]
MRM Credit Facilities, due 2026 [Member] | Senior Secured Credit Facilities [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.25%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Hong Kong Interbank Offered Rate HIBOR [Member]
MRM Credit Facilities, due 2026 [Member] | Senior Secured Credit Facilities [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Hong Kong Interbank Offered Rate HIBOR [Member]
MRM Credit Facilities, due 2026 [Member] | Senior Secured Credit Facilities [Member] | Pursuant to Wavier Letter [Member]
Long-Term Debt [Line Items]
Maturity date			Jun. 24, 2026
MRM Credit Facilities, due 2026 [Member] | Revolving Credit Facility [Member] | Senior Secured Credit Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							129	1,000
Total outstanding borrowings						$ 0
Amount available for future drawdown			$ 129			1,000
Loan commitment fees recognized			1	$ 1	$ 1
MRM Credit Facilities, due 2026 [Member] | Term Loan Facility [Member] | Senior Secured Credit Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 129	$ 1,000
Total outstanding borrowings			$ 129			$ 1,000